Leases - Components of operating lease expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Jan. 31, 2023
Leases
Operating lease cost	$ 927	$ 1,027	$ 1,835	$ 2,000
Short-term lease cost	116	146	236	328
Total operating lease cost	1,043	1,173	2,071	2,328
Operating cash outflows from operating leases included in measurement of lease liabilities	1,113	1,104	2,067	2,093
New ROU assets obtained in exchange for lease obligations	$ 571	$ 348	$ 1,524	$ 830
Weighted average remaining lease term (years)	3 years		3 years		3 years
Weighted average discount rate (%)	4.80%		4.80%		4.10%